Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Toews Agility Shares Managed Risk ETF | Toews Agility Shares Managed Risk ETF
Prospectus [Line Items]
Annual Return [Percent]	12.19%	14.18%	13.38%	(11.81%)	20.45%